Intangible Assets with a Finite Useful Life - Summary of Gross Carrying Amount, Accumulated Impairment Losses and Accumulated Amortization (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	€ 7,192	€ 6,951	€ 6,480
Industrial patents and intellectual property rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	2,193	2,458	2,070
Concessions, licenses, trademarks and similar rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	2,750	2,854	2,829
Other intangible assets [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	134	109	83
Work in progress and advance payments [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	2,115	1,530	€ 1,498
Gross carrying amount [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	21,977	21,237
Gross carrying amount [member] | Industrial patents and intellectual property rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	12,266	12,241
Gross carrying amount [member] | Concessions, licenses, trademarks and similar rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	7,044	7,017
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	522	447
Gross carrying amount [member] | Work in progress and advance payments [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	2,145	1,532
Accumulated impairment losses [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	(310)	(315)
Accumulated impairment losses [member] | Industrial patents and intellectual property rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	(7)	(7)
Accumulated impairment losses [member] | Concessions, licenses, trademarks and similar rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	(273)	(306)
Accumulated impairment losses [member] | Work in progress and advance payments [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	(30)	(2)
Accumulated amortization [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	(14,475)	(13,971)
Accumulated amortization [member] | Industrial patents and intellectual property rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	(10,066)	(9,776)
Accumulated amortization [member] | Concessions, licenses, trademarks and similar rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	(4,021)	(3,857)
Accumulated amortization [member] | Other intangible assets [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Intangible assets with a finite useful life	€ (388)	€ (338)